Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Long-Term Liabilities [Line Items]
Pension obligations	$ (21,999)	$ (23,471)
Day 1 gain deferred revenue	(12,926)	(19,179)
Deferred commissioning period revenue	(4,222)	(6,276)
Non-current portion of operating lease liabilities	(6,212)	(5,881)
Other payables	(6,971)	(6,793)
Other non-current liabilities	(52,330)	(61,600)
Non current contract liabilities	4,222	6,276
Asset retirement obligation	6,200	6,000
Assets under development, removal cost capitalized	4,700	4,700
Oil
Other Long-Term Liabilities [Line Items]
Non current contract liabilities	10,000	14,800
Gas
Other Long-Term Liabilities [Line Items]
Non current contract liabilities	$ 2,900	$ 4,400